Annual Total Returns - FidelityMSCISectorIndexETFs-ComboPRO - FidelityMSCISectorIndexETFs-ComboPRO - Fidelity MSCI Financials Index ETF	Nov. 29, 2022
Bar Chart Table:
Annual Return, Inception Date	Oct. 21, 2013
Fidelity MSCI Financials Index ETF
Bar Chart Table:
Annual Return 2014	13.98%
Annual Return 2015	(0.62%)
Annual Return 2016	24.74%
Annual Return 2017	19.98%
Annual Return 2018	(13.36%)
Annual Return 2019	31.62%
Annual Return 2020	(2.16%)
Annual Return 2021	35.10%